Investments	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Investments	Investments
The Corporation’s investments in joint ventures and associates that are accounted for using the equity method consist of its investments in Skookumchuck and EMG.

The change in investments is as follows:

	Skookumchuck	EMG	Total
Balance, Dec. 31, 2019	—	—	—
Contributions(1)	86	16	102
Equity income	1	—	1
Change in foreign exchange rates	(2)	(1)	(3)
Balance, Dec. 31, 2020	85	15	100
(1) Contributions were paid in US dollars and were US$66 million for Skookumchuck and US$12 million for EMG, including contingent consideration.
Summarized financial information on the results of operations relating to the Corporation’s pro-rata interests in Skookumchuck and EMG is as follows:

Year ended Dec. 31	2020
Results of operations
Revenues	3
Expenses	(2)
Proportionate share of net earnings	1

On Nov. 25, 2020, TransAlta purchased a 49 per cent interest in Skookumchuck, a 136.8 MW wind facility located in Lewis and Thurston counties near Centralia in Washington state consisting of 38 Vestas 136 wind turbines. Summarized financial information relating to 100 per cent of Skookumchuck, including adjustments for the application of consistent accounting policies and the Corporation’s purchase price adjustments, is as follows:

Year ended Dec. 31	2020
Revenues	6
Depreciation and amortization	2
Interest expense	1
Net earnings	3
Other comprehensive loss	—
Total comprehensive loss	3

As at Dec. 31	2020
Current assets	6
Non-current assets	382
Current liabilities	(65)
Non-current liabilities	(150)
Net assets	173
Additional items included above
Cash and cash equivalents	1
Current financial liabilities(1)	(27)
Non-current financial liabilities(1)	(147)
(1) Excludes trade and other payables and provisions.

A reconciliation of the carrying amount to the Corporation’s 49 per cent interest in the Skookumchuck is as follows:

As at Dec. 31	2020
Net assets	173
Less: 51 per cent of Skookumchuck net assets not owned by the Corporation	(88)
Net investment	85

Skookumchuck’s ability to make distributions to its owners, including the Corporation, is dependent on available cash flow and is restricted by covenants and conditions, including principal and interest funding requirements imposed by the tax equity financing agreements.

Skookumchuck's approximate future payments under contractual commitments are as follows:

	2021	2022	2023	2024	2025	2026 and thereafter	Total
Long-term service agreements(1)	1	1	1	1	1	28	33
(1) Refer to Note 36 for further details on long-term service agreements.
Joint Arrangements
Joint arrangements at Dec. 31, 2020, included the following:

Joint operations	Segment	Ownership (per cent)	Description
Sheerness	Alberta Thermal	50	Dual-fuel facility in Alberta, of which TA Cogen has a 50 per cent interest, operated by Heartland Generation Ltd., an affiliate of Energy Capital Partners
Pioneer Pipeline	Alberta Thermal	50	Natural gas pipeline in Alberta operated by TMI
Goldfields Power	Australian Gas	50	Gas-fired facility in Australia operated by TransAlta
Fort Saskatchewan	North American Gas	60	Cogeneration facility in Alberta, of which TA Cogen has a 60 per cent interest, operated by TransAlta
Fortescue River Gas Pipeline	Australian Gas	43	Natural gas pipeline in Western Australia, operated by DBP Development Group
McBride Lake	Wind and Solar	50	Wind generation facility in Alberta operated by TransAlta
Soderglen	Wind and Solar	50	Wind generation facility in Alberta operated by TransAlta
Pingston	Hydro	50	Hydro facility in British Columbia operated by TransAlta

Joint ventures	Segment	Ownership (per cent)	Description
Skookumchuck	Wind and Solar	49	Wind generation facility in Washington operated by Southern Power